DEBT (Details) (USD $)	12 Months Ended			1 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2003 Senior Notes	Dec. 31, 2011 Senior Notes	Dec. 31, 2010 Senior Notes	Dec. 31, 2009 Senior Notes	Dec. 31, 2011 Revolving line of credit Y
Debt
Outstanding long-term senior notes	$ 100,000,000	$ 100,000,000			$ 100,000,000
Issue of senior notes by public debt offering				100,000,000
Stated interest rate, payable semi-annually					5.95%
Proceeds from issuance of debt, net of discount and commission				98,900,000
Capital contributions made to insurance subsidiaries				65,000,000
Estimated fair value of senior notes					106,600,000
Borrowing capacity under revolving line of credit facility								25,000,000
Maximum borrowing capacity conditional expansion								50,000,000
Term of facility (in years)								3
Average interest rate on debt (as a percent)	6.02%	6.02%	6.02%		6.02%	6.02%	6.02%
Interest paid on outstanding debt	$ 6,050,000	$ 6,050,000	$ 6,050,000